Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 97,312	$ 164,604	$ 26,875
Unrealized loss on qualifying cash flow hedging instruments, net of tax			(893)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(66,958)	(57,616)
Other comprehensive loss:
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	2,320	(376)
Amounts reclassified from accumulated other comprehensive loss, net of tax
Other comprehensive loss	(49,068)	(57,440)	(1,124)
Comprehensive income	48,244	107,164	25,751
Non-controlling interest in comprehensive income (loss)	7,411	9,572	(856)
Preferred unitholders' interest in comprehensive income	25,702	25,702	25,701
General and limited partners' interest in comprehensive income	15,131	71,890	906
To equity income
Other comprehensive loss:
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	15,570	552
Realized loss (gain) on qualifying cash flow hedging instruments			383
To interest expense
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(8,481)	(7,458)
Other comprehensive loss:
Amount of Gain Reclassified from Accumulated OCI to Interest Expense	$ 2,320	$ (376)
Realized loss (gain) on qualifying cash flow hedging instruments			$ (152)